Intangible assets excluding goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets excluding goodwill [Abstract]
Expected useful lives of intangible assets excluding goodwill	Philips Group Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-10

Intangible assets excluding goodwill
Philips Group
Intangible assets excluding goodwill in millions of EUR

	Brand names	Customer relationships	Technology	Product development	Product development in progress	Software	Other	Total
Balance as of January 1, 2024
Cost	629	2,593	2,908	2,432	635	929	139	10,265
Amortization / impairments	(511)	(1,718)	(1,895)	(2,096)	(91)	(662)	(101)	(7,075)
Book value	118	875	1,013	336	544	267	38	3,190

Additions		-	36	-	240	85	-	361
Assets available for use				266	(266)
Amortization	(19)	(92)	(138)	(162)		(95)	(1)	(506)
Impairments	(7)	-	(135)	(13)	(24)	(7)	(1)	(188)
Transfers to assets classified as held for sale		(11)					1	(10)
Translation differences and other	6	51	79	(9)	29	15	(37)	134
Total change	(20)	(52)	(158)	82	(21)	(3)	(38)	(208)

Balance as of December 31, 2024
Cost	671	2,722	2,900	2,659	624	984	-	10,559
Amortization / impairments	(573)	(1,899)	(2,044)	(2,241)	(101)	(719)	-	(7,578)
Book Value	98	823	855	418	523	265	-	2,982
Philips Group
Intangible assets excluding goodwill in millions of EUR

	Brand names	Customer relationships	Technology	Product development	Product development in progress	Software	Other	Total
Balance as of January 1, 2023
Cost	647	2,735	2,947	2,605	648	869	152	10,602
Amortization / impairments	(507)	(1,665)	(1,845)	(2,212)	(146)	(589)	(113)	(7,077)
Book value	140	1,070	1,102	393	502	280	39	3,526

Additions			33	-	214	70	-	317
Assets available for use				157	(157)		-	-
Acquisitions			40	-		-		40
Amortization	(20)	(137)	(131)	(169)		(97)	(1)	(556)
Impairments		-	-	(7)	(7)	(1)	-	(16)
Transfers to assets classified as held for sale	(1)	(20)			(8)	(2)	-	(32)
Translation differences and other	(1)	(37)	(30)	(38)	1	18	-	(87)
Total change	(22)	(195)	(89)	(57)	42	(13)	(1)	(335)

Balance as of December 31, 2023
Cost	629	2,593	2,908	2,432	635	929	139	10,265
Amortization / impairments	(511)	(1,718)	(1,895)	(2,096)	(91)	(662)	(101)	(7,075)
Book Value	118	875	1,013	336	544	267	38	3,190